Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
AB USA's
Tax components
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(10)	(56)	$(312)
Deferred tax expense	(2,420)	-	-
Income tax provision	$(2,430)	(56)	$(312)

Effective tax rate	(28.26)%	(3.19)%	45.6%

Tax reconciliation
	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$(3,410)	(29)	$(332)
Effect of permanent differences	980	(27)	20
Total tax (expense)/ benefit Reconciliation	$(2,430)	(56)	$(312)

Deferred tax assets / liabilities
	Year Ended December 31,
	2015	2014	2013
Deferred tax liabilities:
Unrealized effect from derivatives	$2,420	-	$-
Total deferred taxes, net	$2,420	-	$-

ABAS
Tax components
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$-	-	$-
Deferred tax benefit/ (expense)	(551)	(458)	(332)
Income tax benefit/ (expense)	$(551)	(458)	$(332)

Effective tax rate Reconciliation	26.34%	25.46%	44.09%

Tax reconciliation
	Year Ended December 31,
	2015	2014	2013
Income tax benefit/ (expense) on result before tax at statutory rate	$(589)	(506)	$(204)
Effect of permanent differences	38	48	(128)
Total tax benefit/ (expense) Reconciliation	$(551)	(458)	$(332)

Deferred tax assets / liabilities
	Year Ended December 31,
	2015	2014	2013
Deferred tax assets:
Carryforward of notional interest deduction	$45	-	$-
Tax carryforward losses	761	1,275	1,734
Investment tax incentive	377	459	458
Total deferred taxes, net	$1,183	1,734	$2,192

Aegean NWE
Tax components
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(300)	(163)	$-
Deferred tax (expense)/ benefit	583	547	1,732
Income tax (expense)/ benefit	$283	384	$1,732

Effective tax rate Reconciliation	8.67%	7.57%	33.44%

Tax reconciliation
	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$1,109	1,735	$1,750
Effect of permanent differences	(826)	(1,351)	(18
Total tax (expense)/ benefit reconciliation	$283	384	$1,732

Deferred tax assets / liabilities
	Year Ended December 31,
	2015	2014	2013
Deferred tax assets:
Tax carry forward losses	$4,557	2,570	$1,402
Total deferred tax assets, net	4,557	2,570	1,402

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	4,740	3,336	2,715
Total deferred tax liabilities, net	$4,740	3,336	$2,715

ICS
Tax components
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(607)	(334)	$(110)
Deferred tax expense	-	-	-
Income tax provision	$(607)	(334)	$(110)

Effective tax rate Reconciliation	85.98%	51.38%	13.63%

Tax reconciliation
	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$(184)	(183)	$(227)
Effect of permanent differences	(423)	(151	117
Total tax expense reconciliation	$(607)	(334)	$(110)

U.S., Greece and Russia
Tax components
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(141)	-	$-
Deferred tax expense	-	-	-
Income tax provision	$(141)	-	$-

Effective tax rate Reconciliation	59.49%	-%	-%

Tax reconciliation
	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$(71)	-	$-
Effect of permanent differences	(70)	-	-
Total tax expense reconciliation	$(141)	-	$-